Lease right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2026
Lease Right-of-use Assets And Lease Liabilities
Lease right-of-use assets and lease liabilities

10.	Lease right-of-use assets and lease liabilities

Operating leases

The Company leases office space in Taren Point, NSW, Australia. The lease commenced July 15, 2018 and ended on July 14, 2023, at which time the Company extended the lease, which commenced on July 15, 2023 and ends on July 14, 2026. The initial monthly lease payments were AUD 25,000 and the monthly payments of the lease extension are 36,667 AUD and are subject to annual escalation rate of 3%. The Company also leased a new office space in Bankstown Aerodrome, NSW 2198, Australia, the lease commenced on May 19, 2026 with a 5 years lease term, and the Company has the option to renew it for one more term of 5 years subjected to certain conditions. The monthly payment is AUD 62,831   with goods and services tax, and is subject to an annual escalation of 3.5%. As of June 30, 2026, the remaining lease term is 59 months and the discount rate is 5% for computation purposes.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 5.0%, as the interest rate implicit in most of the Company leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the years ended June 30, 2026 and 2025, the Company recorded $434,880 and $303,869, respectively, as operating lease expense on the consolidated statements of operations and comprehensive loss.

Operating right-of- use assets are summarized below:

	June 30, 2026	June 30, 2025
Office lease	$2,151,613	$836,697
Less accumulated amortization	(53,790)	(549,375)
Right-of-use, net	$2,097,823	$287,322

Operating lease liabilities are summarized below:

	June 30, 2026	June 30, 2025
Lease liabilities	$2,144,333	$298,560
Less: current portion	295,719	286,378
Long term portion	$1,848,614	$12,182

June 30, 2026
Year ending June 30, 2027	$395,991
Year ending June 30, 2028	489,202
Year ending June 30, 2029	503,877
Year ending June 30, 2030	518,993
Year ending June 30, 2031	488,794
Total future minimum lease payments	2,396,857
Less imputed interest	(290,662)
PV of Payments – operating lease	$2,106,195
Other lease liabilities	38,138
Lease liabilities	2,144,333

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS